SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Year End [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.2672	7.0999	7.2513
Average [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.2150	7.0809	6.9283